RELATED PARTY TRANSACTIONS	12 Months Ended
Dec. 31, 2022
Disclosure of transactions between related parties [abstract]
RELATED PARTY TRANSACTIONS	RELATED PARTY TRANSACTIONS
Related parties include key management personnel and entities which have control or significant influence as described in Note 2(b) of these Financial Statements. Related party transactions included in these Financial Statements are with Premier, the former parent company and with Equinox Gold.

The following are related party transactions, recorded at the exchange amount as agreed to by the parties:

(i)The Company recognized revenue of $32.0 million for the year ended December 31, 2021 from the sale of gold and silver under the transfer pricing agreement with Premier. The transfer pricing agreement with Premier was terminated on closing of the Transaction.

(ii)Included in related party interest expense is interest accrued on an intercompany loan payable to Premier in the amount of $1.2 million for the year ended December 31, 2021. The intercompany note was settled on closing of the Transaction.

(iii)Included in finance expense is interest paid to Equinox Gold of $0.06 million for the year ended December 31, 2021 for the bridge loan further described in Note 10(vi) of these Financial Statements.

(iv)Included in the statement of cash flows for the year ended December 31, 2021, is the proceeds from Equinox Gold and the subsequent repayment to Equinox Gold for the $20.75 million bridge loan further described in Note 1(a) of these Financial Statements.

(v)Included in operating expenses is share‑based payments of $0.6 million for the year ended December 31, 2021. The share‑based payments are for allocation of expenses from Premier. The corresponding share‑based payment liability previously recorded in Premier USA, was settled on closing of the Transaction.

(vi)Included in operating expenses is transition services costs of $0.1 million to Equinox Gold for the year ended December 31, 2022 ($0.2 million for the the year ended December 31, 2021). The transition services costs are for general and administrative services provided by Equinox Gold to the Company’s head office in Reno, Nevada. The transition services agreement was terminated March 31, 2022.

(vii)In April 2021, the Company modified a portion of its intercompany note payable to Premier to change the repayment currency from CAD to USD. This modification resulted in the extinguishment of the original intercompany note and recognition of a new intercompany note, with the difference of $8.8 million recorded directly into surplus / (deficit).
Remuneration of key management personnel

Key management personnel include the executive leadership team and members of the Board of Directors. Compensation for key management personnel was as follows:

Compensation of executive leadership team

	Year ended December 31,
	2022	2021
Salary, wages and benefits	$3,410	$1,597
Share-based payments	1,772	1,198
Total compensation of executive leadership team	$5,182	$2,795
Compensation of directors

	Year ended December 31,
	2022	2021
Fees earned and other remuneration	$163	$242
Share-based payments	570	423
Total compensation of directors	$733	$665